Share Capital - Summary of Share Capital (Parenthetical) (Detail) ¥ / shares in Units, ¥ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 ¥ / shares shares
Disclosure of classes of share capital [line items]
Issuance of shares | ¥		¥ 15,951	¥ 12,649
A Shares (par value RMB1.00 per share) owned by CSAH [Member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Number of shares issued		2,942,637,115		2,942,637,115	489,202,658
Issuance price per share | ¥ / shares		¥ 1.00			¥ 1.00
A Shares (par value RMB1.00 per share) owned by CSAH [Member] | Tradable [member]
Disclosure of classes of share capital [line items]
Number of shares issued		4,039,228,665		4,039,228,665	4,039,228,665
Issuance price per share | ¥ / shares		¥ 1.00			¥ 1.00
A Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Number of shares issued		2,453,434,457		2,453,434,457
Issuance price per share | ¥ / shares		¥ 5.21
A Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Number of shares issued		4,072,291,766		4,072,291,766	4,072,291,766
Issuance price per share | ¥ / shares		¥ 1.00			¥ 1.00
H Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Number of shares issued		608,695,652		608,695,652
Issuance price per share | $ / shares				$ 5.75
H Shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Number of shares issued		1,209,621,577		1,209,621,577	600,925,925
Issuance price per share | ¥ / shares		¥ 1.00			¥ 1.00
H Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Number of shares issued		3,065,523,272		3,065,523,272	3,065,523,272
Issuance price per share | ¥ / shares		¥ 1.00			¥ 1.00
Share premium [member]
Disclosure of classes of share capital [line items]
Issuance of shares | ¥		¥ 12,889
Share capital [Member]
Disclosure of classes of share capital [line items]
Issuance of shares | ¥		¥ 3,062
CSAH [member] | A Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Lock-up period	36 months
CSAH [member] | H Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Lock-up period	36 months